Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2025
Notes to the consolidated statements of income
Schedule of revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2025, 2024, and 2023:

Revenue
in € K
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2025

Healthcare services	13,097,267	—	—	13,097,267
Healthcare products	4,325,723	—	87,902	4,413,625
Insurance contracts	—	2,116,710	—	2,116,710
Total	17,422,990	2,116,710	87,902	19,627,602

	For the year ended December 31, 2024

Healthcare services	13,471,363	—	—	13,471,363
Healthcare products	4,186,195	—	64,327	4,250,522
Insurance contracts	—	1,614,024	—	1,614,024
Total	17,657,558	1,614,024	64,327	19,335,909

	For the year ended December 31, 2023

Healthcare services	14,166,796	—	—	14,166,796
Healthcare products	3,979,122	—	80,559	4,059,681
Insurance contracts	—	1,227,140	—	1,227,140
Total	18,145,918	1,227,140	80,559	19,453,617

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories
in € K
	For the year ended December 31,
	2025	2024	2023
Care Delivery	13,736,272	14,003,461	14,748,611
Thereof: U.S.	11,506,548	11,526,296	11,836,065
Thereof: International	2,229,724	2,477,165	2,912,546
Value-Based Care	2,247,373	1,752,456	1,277,116
Care Enablement	5,476,187	5,556,534	5,345,428
Inter-segment eliminations	(1,832,230)	(1,976,542)	(1,917,538)
Total	19,627,602	19,335,909	19,453,617
(1)	For further information on the revenue attributable to the Company’s operating segments, see note 29.

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € K
	2025	2024

Trade accounts receivables from unrelated parties	2,988,956	3,238,090
Contract liabilities	113,154	66,735

Schedule of unsatisfied performance obligations

Unsatisfied performance obligations
in € K
	2025	2024

1 year	288,738	234,739
1 - 3 years	301,932	308,734
3 - 5 years	110,105	122,351
5 - 10 years	70,527	31,796
Total	771,302	697,620

Schedule of selling, general and administrative expenses

Selling, general and administrative expense
in € K
	2025	2024	2023
Distribution costs(1)	618,137	660,433	706,401
General and administrative expense(1)	2,414,591	2,482,386	2,489,935
Selling, general and administrative expense	3,032,728	3,142,819	3,196,336
(1)The Company reclassified €116,099 and €101,560 from “Distribution costs” to “General and administrative expense” for the years ended December 31, 2024 and 2023 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

Schedule of cost of materials

Cost of materials
in € K
	2025	2024	2023

Cost of raw materials, supplies and purchased components	4,107,887	4,023,978	4,170,690
Cost of purchased services	409,553	354,417	316,945
Cost of materials	4,517,440	4,378,395	4,487,635

Schedule of personnel expenses

Personnel expenses
in € K
	2025	2024	2023

Wages and salaries	6,242,754	6,425,067	6,437,582
Social security contributions and cost of retirement benefits and social assistance	1,408,300	1,363,751	1,330,628
thereof retirement benefits	185,119	199,265	194,307
Personnel expenses	7,651,054	7,788,818	7,768,210

Schedule of employees by function

Employees by function
	2025	2024	2023

Production and services	95,025	96,938	105,894
Administration(1)	7,920	8,339	9,118
Sales and marketing(1)	6,627	7,212	6,808
Research and development	1,452	1,351	1,300
Total employees	111,024	113,840	123,120

(1)The Company reclassified personnel on a total headcount basis, on average, in the amount of 1,071 and 1,185 from “Sales and marketing” to “Administration” for the years ended December 31, 2024 and 2023 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service - related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

Schedule of amounts included in other operating income

Other operating income
in € K	For the year ended December 31,
	2025	2024	2023

Foreign exchange gains	359,962	352,041	280,323
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	9,136	29,579	33,921
Revaluation of certain investments (1)	7,254	51,572	14,671
Income from strategic transactions and programs	17,795	116,607	60,843
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	43,050	71,994	46,919
Other	90,902	138,325	78,570
Other operating income	528,099	760,118	515,247

Schedule of amounts included in other operating expense

Other operating expense
in € K	For the year ended December 31,
	2025	2024	2023

Foreign exchange losses	403,756	375,098	315,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,143	14,923	29,082
Revaluation of certain investments (1)	84,292	7,544	—
Expenses from strategic transactions and programs	122,162	434,088	320,765
Other	102,304	101,285	98,625
Other operating expense	720,657	932,938	764,293
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the years ended December 31, 2025, 2024, and 2023.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs
in € K
	For the year ended December 31,
	2025	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	—	58,818
Legacy Portfolio Optimization	—	—	58,818
Impairment of intangible and tangible assets(2)	14,961	112,095	48,768
Legacy Portfolio Optimization	13,797	105,845	34,894
FME25+ Program	1,164	6,250	13,874
Impairment resulting from the measurement of assets held for sale	8,793	118,375	74,616
Legacy Portfolio Optimization	8,793	118,375	62,724
FME25+ Program	—	—	11,892
Loss from the sale of business	47,241	132,202	93,859
Legacy Portfolio Optimization	47,241	132,202	93,859
Other(3)	51,167	71,416	44,704
Legacy Portfolio Optimization	47,660	61,536	14,744
Legal Form Conversion Costs	3,507	9,330	29,960
FME25+ Program	—	550	—
Expenses from strategic transactions and programs	122,162	434,088	320,765
(1)	Primarily R&D expense.
(2)	For the years ended December 31, 2025 and 2024, the amounts relate primarily to costs of revenue and selling, general and administrative expense, while the amounts for the year ended December 31, 2023 relates primarily to R&D expense.
(3)	For the years ended December 31, 2025, 2024, and 2023, the amounts relate primarily to selling, general and administrative expense.

Schedule of income before income taxes according to region

Income before income taxes
in € K
	2025	2024	2023

Germany	179,681	(30,436)	(91,082)
United States	863,117	688,903	725,848
Other	469,440	398,459	398,249
Total	1,512,238	1,056,926	1,033,015

Schedule of income tax expense (benefit)

Income tax expense (benefit)
in € K
	2025	2024	2023
Current
Germany	45,967	69,971	20,947
United States	168,024	179,423	290,787
Other	134,192	139,333	110,972
	348,183	388,727	422,706
Deferred
Germany	11,033	(37,765)	34,018
United States	(13,922)	(48,565)	(150,225)
Other	(24,323)	13,659	(5,942)
	(27,212)	(72,671)	(122,149)
Total	320,971	316,056	300,557

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes
in € K
	2025	2024	2023

Expected corporate income tax expense	457,906	320,671	313,158
Tax free income	(41,691)	(40,859)	(39,550)
Income from equity method investees	(53,085)	(33,142)	(25,570)
Tax rate differentials	(62,739)	(45,636)	(47,586)
Non-deductible expenses	47,103	97,141	114,182
Tax expense (income) for prior years	(32,129)	10,087	(16,867)
Noncontrolling partnership interests	(54,363)	(46,779)	(58,345)
Tax rate changes	(7,463)	(166)	442
Change in realizability of deferred tax assets and tax credits	30,529	32,415	44,287
Withholding taxes	21,820	8,371	15,124
Other	15,083	13,953	1,282
Income tax expense	320,971	316,056	300,557

Effective tax rate	21.2%	29.9%	29.1%

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities
in € K
	2025	2024
Deferred tax assets
Trade accounts receivable	49,679	46,585
Inventories	72,048	93,831
Intangible assets	1,395	1,193
Property, plant and equipment and other non-current assets	74,131	95,587
Lease liabilities	643,689	779,241
Provisions and other liabilities	283,654	286,048
Pension liabilities	97,252	123,368
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	97,891	119,453
Derivatives	2,535	8,704
Other	7,824	7,168
Total deferred tax assets	1,330,098	1,561,178

Deferred tax liabilities
Trade accounts receivable	35,502	3,650
Inventories	4,041	3,464
Intangible assets	812,160	936,036
Property, plant and equipment and other non-current assets	175,443	183,762
Right-of-use assets	548,195	676,860
Provisions and other liabilities	5,665	39,826
Pension liabilities	1,978	1
Derivatives	4,073	6,530
Other	196,017	190,430
Total deferred tax liabilities	1,783,074	2,040,559
Net deferred tax liabilities	(452,976)	(479,381)

Net deferred income tax assets and liabilities
in € K
	2025	2024

Deferred tax assets	236,547	229,509
Deferred tax liabilities	689,523	708,890
Net deferred tax liabilities	(452,976)	(479,381)

Net operating loss carryforwards
in € K
For the year ended December 31, 2025		For the year ended December 31, 2024
2026	31,501	2025	13,993
2027	48,245	2026	32,500
2028	31,521	2027	49,674
2029	84,242	2028	34,646
2030	26,498	2029	89,237
2031	1,960	2030	23,492
2032	6,738	2031	12,357
2033	2,796	2032	5,175
2034	801	2033	2,127
2035 and thereafter	235,354	2034 and thereafter	202,457
Without expiration date	442,371	Without expiration date	491,773
Total	912,027	Total	957,431